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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:


/s/ John W. Wing                Minnetonka, Minnesota   November 12, 2008
-----------------------------   ---------------------   -----------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:   $281,754
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
                                                                                    VOTING AUTHORITY
                                                                SH OR PRN   INV  ---------------------
NAME OF ISSUER        TITLE OF CLASS  CUSIP      VALUE (x1000)    AMOUNT   DISC  SOLE  SHARED    NONE
--------------------  --------------  ---------  -------------  ---------  ----  ----  ------  -------
ISHARES SILVER TRUST  ISHARES         46428Q109            137      11588  SOLE                  11588
ISHARES TR            MSCI EAFE IDX   464287465            583      10353  SOLE                  10353
ISHARES TR            S&P 500 INDEX   464287200           1953      16722  SOLE                  16722
ISHARES TR            LEHMAN AGG BND  464287226          14268     144719  SOLE                 144719
ISHARES TR            1-3 YR TRS BD   464287457          14667     175524  SOLE                 175524
ISHARES TR            DJ US BAS MATL  464287838          15932     279370  SOLE                 279370
ISHARES TR            DJ US ENERGY    464287796          17274     459903  SOLE                 459903
ISHARES TR            TRANSP AVE IDX  464287192          18969     229340  SOLE                 229340
ISHARES TR            NASDQ BIO INDX  464287556          19042     234046  SOLE                 234046
ISHARES TR            S&P NA SOFTWR   464287515          19879     451794  SOLE                 451794
ISHARES TR            S&P LTN AM 40   464287390          20526     529695  SOLE                 529695
ISHARES TR            MSCI EMERG MKT  464287234          20822     609373  SOLE                 609373
ISHARES INC           MSCI JAPAN      464286848          23940    2245793  SOLE                2245793
ISHARES TR            S&P SMLCP GROW  464287887          93762    1526821  SOLE                1526821